Supplemental Cash Flow Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009
Cash Flow Supplemental Disclosures [Line Items]
Cash paid for interest, net of capitalized interest	$ 358	$ 361	$ 366
Cash received (paid), net for income taxes	$ 9	$ (15)	$ (27)